Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 44,000	$ 57,607	$ 63,167
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		202,441	218,519
Less accumulated depreciation and amortization		(144,834)	(155,352)
Property and equipment, net		57,607	63,167
Furniture and Fixtures [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		170,811	180,238
Computer Hardware [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		27,555	27,555
Leasehold Improvements [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 4,075	$ 10,726